Trade Notes and Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 19,748,850	$ 24,727,073
1 to 90 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	4,104,913	3,830,620
91 to 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	1,291,493	1,019,717
More than 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 4,638,228	$ 4,295,611